Note 20 - Derivatives (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Derivative Instruments [Table Text Block]
Effective date	Termination date	Notional amount (Non-amortizing) on effective date in Euro	Notional amount (Non-amortizing) on effective date in USD	Fixed rate (Costamare receives in Euro)	Fixed rate (Costamare pays in USD)	Fair value December 31, 2022 (in USD)

21/5/2021	21/11/2025	€50,000	$61,175	2.70%	4.10%	$(7,906)
25/5/2021	21/11/2025	€50,000	$61,200	2.70%	4.05%	$(7,992)
					Total fair value	$(15,898)

Schedule of Derivatives In ASC 815 Cash Flow Hedging Relationships [Table Text Block]
The Effect of Derivative Instruments for the years ended
December 31, 2020, 2021 and 2022
Derivatives in ASC 815 Cash Flow Hedging Relationships
	Amount of Gain / (Loss) Recognized in Accumulated OCI on Derivative
	2020	2021	2022
Interest rate swaps and cross-currency swaps	$(8,129)	$(754)	$36,591
Interest rate caps (included component)	-	-	4,495
Interest rate caps (excluded component) (1)	-	-	6,700
Reclassification to Interest and finance costs	1,323	6,417	(483)
Reclassification of amount excluded from the interest rate caps assessment of hedge effectiveness based on an amortization approach to Interest and finance costs	-	-	1,286
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation	63	63	63
Total	$(6,743)	$5,726	$48,652

Schedule of Derivatives Not Designated as Hedging Instruments under ASC 815 [Table Text Block]
Derivatives Not Designated as Hedging Instruments under ASC 815
	Location of Gain / (Loss) Recognized in Income on Derivative	Amount of Gain / (Loss) Recognized in Income on Derivative
		2020	2021	2022
Non-hedging interest rate swaps	Gain / (loss) on derivative instruments, net	$(2,283)	$(380)	$(182)
Forward Freight Agreements	Gain / (loss) on derivative instruments, net	-	-	108
Bunker swap agreements	Gain / (loss) on derivative instruments, net	-	-	(12)
Forward currency contracts	Gain / (loss) on derivative instruments, net	337	(866)	2,784
Total		$(1,946)	$(1,246)	$2,698